Statement of cash flows - supplementary information - Net change in non-cash balances related to operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash Flow Statement [Abstract]
Decrease (increase) in amounts receivable	$ 7,345	$ (44,457)
Decrease (increase) in prepaid expenses and deposits and other	1,512	(526)
Decrease (increase) in long-term amounts receivable	7,713	2,912
Increase (decrease) in accounts payable and accrued liabilities	(41,475)	47,601
Increase (decrease) in deferred revenue	(5,558)	10,899
Tangible benefit obligation payments	(859)	(3,599)
Increase (decrease) in working capital	(31,322)	12,830
Interest paid	45,156	19,250
Interest received	342	556
Taxes paid	$ 3,694	$ 15,996